Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022
	Level	Amount
Assets:
Marketable securities held in Trust Account	1	$309,790,455